Share-based compensation (Share Option Activity - 2007 Plan ) (Details) (USD $)	0 Months Ended	12 Months Ended
	May 24, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Aggregate Intrinsic Value
Common stock, closing share price		$ 2.675
2007 Plan [Member]
Number of Options
Granted	100,000
Aggregate Intrinsic Value
Total fair value of options vested		$ 430,438	$ 1,979,786	$ 1,643,899
2007 Plan [Member] | Employee Stock Option [Member]
Aggregate Intrinsic Value
Total unrecognized compensation cost		1,704,553
Total unrecognized compensation cost, recognition period		2 years 7 months 2 days
2007 Plan [Member] | 7.0 (Exercise Price) [Member]
Number of Options
Outstanding		810,566
Forfeited/Cancelled		18,510
Outstanding		792,056	810,566
Exercisable at December 31, 2013		792,056
Weighted Average Exercise Price Per Share
Outstanding		$ 7.00
Forfeited/Cancelled		$ 7.00
Outstanding		$ 7.00	$ 7.00
Exercisable at December 31, 2013		$ 7.00
Weighted Remaining Contractual Life (Years)
Outstanding		3 years 9 months 29 days	4 years 9 months 29 days
Exercisable at December 31, 2013		3 years 9 months 29 days
Aggregate Intrinsic Value
Outstanding
Forfeited/Cancelled
Outstanding
Exercisable at December 31, 2013
2007 Plan [Member] | 2.975 (Exercise Price) [Member]
Number of Options
Outstanding		180,000
Outstanding		180,000	180,000
Exercisable at December 31, 2013		180,000
Weighted Average Exercise Price Per Share
Outstanding		$ 2.975
Outstanding		$ 2.975	$ 2.975
Exercisable at December 31, 2013		$ 2.975
Weighted Remaining Contractual Life (Years)
Outstanding		4 years 6 months	5 years 6 months
Exercisable at December 31, 2013		4 years 6 months
Aggregate Intrinsic Value
Outstanding
Outstanding
Exercisable at December 31, 2013
2007 Plan [Member] | 1.87 (Exercise Price) [Member]
Number of Options
Outstanding		500,000
Exercised		406,666
Outstanding		93,334	500,000
Exercisable at December 31, 2013		93,334
Weighted Average Exercise Price Per Share
Outstanding		$ 1.87
Exercised		$ 1.87
Outstanding		$ 1.87	$ 1.87
Exercisable at December 31, 2013		$ 1.87
Weighted Remaining Contractual Life (Years)
Exercised
Outstanding		5 years 3 months	6 years 3 months
Exercisable at December 31, 2013		5 years 3 months
Aggregate Intrinsic Value
Outstanding
Exercised		203,333
Outstanding		75,134
Exercisable at December 31, 2013		75,134
2007 Plan [Member] | 1.8 (Exercise Price) [Member]
Number of Options
Outstanding		200,000
Exercised		200,000
Outstanding			200,000
Weighted Average Exercise Price Per Share
Outstanding		$ 1.80
Exercised		$ 1.8
Outstanding			$ 1.80
Weighted Remaining Contractual Life (Years)
Exercised
Outstanding			7 years 6 months
Aggregate Intrinsic Value
Outstanding
Exercised		146,001
Outstanding
2007 Plan [Member] | 1.21 (Exercise Price) [Member]
Number of Options
Outstanding		6,789,020
Exercised		4,082,020
Expired		1,475,000
Outstanding		1,232,000	6,789,020
Exercisable at December 31, 2013		898,667
Weighted Average Exercise Price Per Share
Outstanding		$ 1.21
Exercised		$ 1.21
Expired		$ 1.21
Outstanding		$ 1.21	$ 1.21
Exercisable at December 31, 2013		$ 1.21
Weighted Remaining Contractual Life (Years)
Exercised
Expired
Outstanding		6 years 11 months 12 days	7 years 11 months 12 days
Exercisable at December 31, 2013		6 years 11 months 12 days
Aggregate Intrinsic Value
Outstanding		3,783,371
Exercised		5,634,094
Expired
Outstanding		1,804,880	3,783,371
Exercisable at December 31, 2013		1,316,547
2007 Plan [Member] | 1.085 (Exercise Price) [Member]
Number of Options
Outstanding		100,000
Outstanding		100,000	100,000
Exercisable at December 31, 2013		100,000
Weighted Average Exercise Price Per Share
Outstanding		$ 1.085
Outstanding		$ 1.085	$ 1.085
Exercisable at December 31, 2013		$ 1.085
Weighted Remaining Contractual Life (Years)
Outstanding		7 years 6 months	8 years 6 months
Exercisable at December 31, 2013		7 years 6 months
Aggregate Intrinsic Value
Outstanding		68,500
Outstanding		159,000	68,500
Exercisable at December 31, 2013		159,000
2007 Plan [Member] | 0.945 (Exercise Price) [Member]
Number of Options
Outstanding		1,000,000
Forfeited/Cancelled		1,000,000
Outstanding			1,000,000
Weighted Average Exercise Price Per Share
Outstanding		$ 0.945
Forfeited/Cancelled		$ 0.945
Outstanding			$ 0.945
Weighted Remaining Contractual Life (Years)
Outstanding			8 years 9 months 18 days
Aggregate Intrinsic Value
Outstanding		825,000
Forfeited/Cancelled
Outstanding			825,000
2007 Plan [Member] | 1.64 (Exercise Price) [Member]
Number of Options
Outstanding		300,000
Outstanding		300,000	300,000
Exercisable at December 31, 2013		166,000
Weighted Average Exercise Price Per Share
Outstanding		$ 1.64
Outstanding		$ 1.64	$ 1.64
Exercisable at December 31, 2013		$ 1.64
Weighted Remaining Contractual Life (Years)
Outstanding		8 years 10 months 13 days	9 years 10 months 13 days
Exercisable at December 31, 2013		8 years 10 months 13 days
Aggregate Intrinsic Value
Outstanding		39,000
Outstanding		310,500	39,000
Exercisable at December 31, 2013		171,810
2007 Plan [Member] | 1.595 (Exercise Price) [Member]
Number of Options
Outstanding		200,000
Outstanding		200,000	200,000
Exercisable at December 31, 2013		66,000
Weighted Average Exercise Price Per Share
Outstanding		$ 1.595
Outstanding		$ 1.595	$ 1.595
Exercisable at December 31, 2013		$ 1.595
Weighted Remaining Contractual Life (Years)
Outstanding		8 years 10 months 13 days	9 years 10 months 13 days
Exercisable at December 31, 2013		8 years 10 months 13 days
Aggregate Intrinsic Value
Outstanding		35,000
Outstanding		216,000	35,000
Exercisable at December 31, 2013		71,280
2007 Plan [Member] | 2.92 (Exercise Price) [Member]
Number of Options
Granted		600,000
Forfeited/Cancelled		600,000
Weighted Average Exercise Price Per Share
Granted		$ 2.92
Forfeited/Cancelled		$ 2.92
Weighted Remaining Contractual Life (Years)
Granted		9 years 8 months 5 days
Forfeited/Cancelled
Aggregate Intrinsic Value
Granted
Forfeited/Cancelled
2007 Plan [Member] | 2.105 (Exercise Price) [Member]
Number of Options
Granted		600,000
Outstanding		600,000
Weighted Average Exercise Price Per Share
Granted		$ 2.105
Outstanding		$ 2.105
Weighted Remaining Contractual Life (Years)
Granted		9 years 6 months
Outstanding		9 years 6 months
Aggregate Intrinsic Value
Granted		342,000
Outstanding		342,000
2007 Plan [Member] | 2.475 (Exercise Price) [Member]
Number of Options
Granted		400,000
Outstanding		400,000
Weighted Average Exercise Price Per Share
Granted		$ 2.475
Outstanding		$ 2.475
Weighted Remaining Contractual Life (Years)
Granted		9 years 7 months 6 days
Outstanding		9 years 7 months 6 days
Aggregate Intrinsic Value
Granted		80,000
Outstanding		80,000
2007 Plan [Member] | 2.86 (Exercise Price) [Member]
Number of Options
Granted		600,000
Outstanding		600,000
Weighted Average Exercise Price Per Share
Granted		$ 2.860
Outstanding		$ 2.86
Weighted Remaining Contractual Life (Years)
Granted		9 years 8 months 1 day
Outstanding		9 years 8 months 1 day
Aggregate Intrinsic Value
Granted
Outstanding
2007 Plan [Member] | 3.185 (Exercise Price) [Member]
Number of Options
Granted		400,000
Outstanding		400,000
Weighted Average Exercise Price Per Share
Granted		$ 3.185
Outstanding		$ 3.185
Weighted Remaining Contractual Life (Years)
Granted		9 years 10 months 6 days
Outstanding		9 years 10 months 6 days
Aggregate Intrinsic Value
Granted
Outstanding